Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Apr. 12, 2021	Feb. 11, 2021	Dec. 31, 2020
Long-Term Debt, net
Fair value of debt adjustment	$ (11,714)			$ (14,304)
Comprehensive Financing Plan exit fees accrued				22,660
Total long-term debt	1,165,886			1,368,100
Less: Deferred finance costs, net	(32,536)			(25,093)
Less: Current portion	(93,450)			(155,662)
Total long-term debt net of current portion and deferred finance cost	1,039,900			1,187,345
Credit facility	815,000
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Long-term debt	815,000	$ 300,000
Credit facility	815,000	$ 815,000
Senior unsecured notes
Long-Term Debt, net
Long-term debt	300,000		$ 300,000
Macquarie Bank $58 mil. Facility
Long-Term Debt, net
Long-term debt	50,800			56,000
Credit facility	58,000
SinoPac $13.3 mil. Facility
Long-Term Debt, net
Long-term debt	11,800			12,800
Credit facility	13,300
RBS
Long-Term Debt, net
Long-term debt				433,412
Credit facility	475,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt				351,759
Credit facility	382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt				63,061
Credit facility	114,000
Credit Suisse
Long-Term Debt, net
Long-term debt				101,254
Credit facility	171,800
Citi-Eurobank
Long-Term Debt, net
Long-term debt				17,669
Credit facility	37,600
Club Facility
Long-Term Debt, net
Long-term debt				124,427
Credit facility	206,200
Sinosure CEXIM-Citi-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt				20,340
Credit facility	203,400
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt				85,280
Credit facility	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt				$ 93,742
Credit facility	$ 120,000